Shareholders' Equity (Details) - USD ($)									6 Months Ended
	May 07, 2024	Nov. 23, 2023	May 02, 2023	Mar. 31, 2023	Dec. 01, 2022	Sep. 13, 2022	Mar. 28, 2022	Feb. 09, 2021	Jun. 30, 2024	Jun. 30, 2023	May 06, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders
Shares issued	1,200,000			309,375
Ordinary shares, par value (in Dollars per share)									$ 0.0001			$ 0.0001
Ordinary shares, shares issued									13,438,750			12,238,750
Issuance of shares divided (in Dollars)									$ 50,000
Ordinary shares, shares authorized									500,000,000			500,000,000
Surrendered shares						1,500,000
Shares outstanding									13,438,750			12,238,750
Gross proceeds (in Dollars)										$ 8,250,000
Valued per share (in Dollars per share)											$ 1.64
Wages and employment benefits expenses (in Dollars)									$ 1,968,000
Share based compensation (in Dollars)									$ 1,968,000
Hongli Development [Member]
Shareholders
Shares issued								97
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary shares, shares issued												10,000,000	10,000,000
Surrendered shares					6,500,000	1,455,000
Shares outstanding												10,000,000	10,000,000
Holding shares									9,505,000				9,505,000
Hongli Technology [Member]
Shareholders
Shares issued							17,459,903	3
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary shares, shares issued							539,997
Forward split									180,000-for-1
Surrendered shares		133,125				45,000
Holding shares												495,000	495,000
Ordinary Shares [Member]
Shareholders
Shares issued							17,999,900			2,062,500
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary shares, shares issued												12,238,750	10,000,000
Shares outstanding									13,438,750	12,371,875		12,238,750	10,000,000
Gross proceeds (in Dollars)										$ 206
Share based compensation (in Dollars)									$ 120
Additional Paid-in Capital [Member]
Shareholders
Gross proceeds (in Dollars)										$ 8,249,794
Share based compensation (in Dollars)									$ 1,967,880
IPO [Member]
Shareholders
Shares issued				2,062,500
Issuance of shares divided (in Dollars)			$ 1,100,000	$ 7,200,000
Par value per share (in Dollars per share)				$ 4
Gross proceeds (in Dollars)			$ 1,237,500	$ 8,250,000
IPO [Member] | Ordinary Shares [Member]
Shareholders
Shares issued				2,062,500
Over-Allotment Option [Member]
Shareholders
Shares issued			309,375
Ordinary Shares [Member]
Shareholders
Ordinary shares, shares issued												7,516,820